10Q LONG-TERM DEBT AND LINES OF CREDIT - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Aug. 22, 2022	Nov. 22, 2021	Feb. 26, 2021	Sep. 30, 2019
Debt Instrument [Line Items]
Finance lease liabilities	$ 11,947	$ 10,921		$ 15,626
Total long-term debt	16,003,725	16,067,425		16,087,261
Current portion of long-term debt	1,107,760	1,008,750		512,580
Long-term debt, excluding current portion	14,895,965	15,058,675		15,574,681
Commercial Paper Notes | Commercial Paper
Debt Instrument [Line Items]
Amount outstanding under lines of credit	$ 868,773	$ 0
Senior Notes | 2.650% senior notes due February 15, 2025
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.65%	2.65%
Gross long-term debt	$ 0	$ 999,791		998,172
Senior Notes | 1.200% senior notes due March 1, 2026
Debt Instrument [Line Items]
Stated interest rate (as a percent)	1.20%	1.20%					1.20%
Gross long-term debt	$ 1,098,243	$ 1,097,764		1,095,848
Senior Notes | 4.800% senior notes due April 1, 2026
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.80%	4.80%						4.80%
Gross long-term debt	$ 761,300	$ 764,125		775,425
Senior Notes | 2.150% senior notes due January 15, 2027
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.15%	2.15%				2.15%
Gross long-term debt	$ 747,759	$ 747,447		746,196
Senior Notes | 4.950% senior notes due August 15, 2027
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.95%	4.95%			4.95%
Gross long-term debt	$ 497,670	$ 497,425		496,444
Senior Notes | 4.450% senior notes due June 1, 2028
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.45%	4.45%						4.45%
Gross long-term debt	$ 463,914	$ 465,012		469,406
Senior Notes | 3.200% senior notes due August 15, 2029
Debt Instrument [Line Items]
Stated interest rate (as a percent)	3.20%	3.20%
Gross long-term debt	$ 1,243,109	$ 1,242,715		1,241,169
Senior Notes | 5.300% senior notes due August 15, 2029
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.30%	5.30%			5.30%
Gross long-term debt	$ 496,937	$ 496,762		496,063
Senior Notes | 2.900% senior notes due May 15, 2030
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.90%	2.90%					2.90%
Gross long-term debt	$ 994,001	$ 993,708		992,537
Senior Notes | 2.900% senior notes due November 15, 2031
Debt Instrument [Line Items]
Stated interest rate (as a percent)	2.90%	2.90%				2.90%
Gross long-term debt	$ 744,443	$ 744,233		743,394
Senior Notes | 5.400% senior notes due August 15, 2032
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.40%	5.40%			5.40%
Gross long-term debt	$ 743,936	$ 743,730		742,908
Senior Notes | 4.150% senior notes due August 15, 2049
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.15%	4.15%
Gross long-term debt	$ 741,304	$ 741,215		740,860
Senior Notes | 5.950% senior notes due August 15, 2052
Debt Instrument [Line Items]
Stated interest rate (as a percent)	5.95%	5.95%			5.95%
Gross long-term debt	$ 739,075	$ 738,975		738,576
Senior Notes | 4.875% senior notes due March 17, 2031
Debt Instrument [Line Items]
Stated interest rate (as a percent)	4.875%
Gross long-term debt	$ 857,957	820,952
Convertible Debt | 1.000% convertible notes due August 15, 2029
Debt Instrument [Line Items]
Stated interest rate (as a percent)	1.00%
Gross long-term debt	$ 1,463,828	1,461,761
Convertible Debt | 1.500% convertible notes due March 1, 2031
Debt Instrument [Line Items]
Stated interest rate (as a percent)	1.50%		1.50%
Gross long-term debt	$ 1,971,784	1,970,577
Line of Credit
Debt Instrument [Line Items]
Amount outstanding under lines of credit		503,400
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Gross long-term debt	1,528,000	1,500,000		1,570,000
Other borrowings
Debt Instrument [Line Items]
Gross long-term debt	$ 29,745	$ 30,312		$ 26,615